UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
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Title:   Counsel
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Phone:   (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ              5/13/05
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   10
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Form 13F Information Table Value Total:   $ 1,395,356  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                 March 31, 2005



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    Column 1                    Column 2        Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                               Title of                     Value     Shares or   SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class           CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
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Clear Channel                   Com              184502102    13,447      390,100   SH       SOLE                 390,100
Cox Radio                       CLA              224051102     3,345      199,000   SH       SOLE                 199,000
Cumulus Media                   CLA              231082108     2,529      177,500   SH       SOLE                 177,500
Emmis Communications            CLA              291525103     9,025      459,550   SH       SOLE                 459,550
Entercom                        CLA              293639100     7,441      209,500   SH       SOLE                 209,500
NTL Inc.                        Com              62940M104   562,835    9,018,045   SH       SOLE               9,018,045
Province Healthcare             Note 4.50%       743977AC4     2,121    2,100,000   SH       SOLE               2,100,000
Sports Entertainment            Com              849178207    90,391    3,706,052   SH       SOLE               3,706,052
Telewest Global, Inc.           Com              87956T107   693,656   39,621,003   SH       SOLE              39,621,003
Tenet Healthcare Corp.          Com              88033G100    10,566      916,393   SH       SOLE                 916,393



________________________
   This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.